Mineral Property (Details) (USD $)	3 Months Ended	67 Months Ended
	Mar. 31, 2010	Sep. 30, 2012
Impairment of mining interest		$ 11,800
Payments to Acquire Mineral Rights	25,000
Carrying Costs, Property and Exploration Rights	$ 5,000,000 [1]

[1]	By March 29, 2016